Columbia Limited Duration Credit Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Limited Duration Credit Fund Class R5
Maximum sales charge (load) imposed on purchases, as a % of offering price	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Limited Duration Credit Fund Class R5
Management fees		0.36%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.16%
Total annual fund operating expenses		0.52%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
         you invest $10,000 in Class R5 shares of the Fund for the periods indicated, your investment has a 5% return each year, and
         the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Columbia Limited Duration Credit Fund Class R5	53	167	291	656

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Columbia Limited Duration Credit Fund Class R5	53	167	291	656

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R5 shares of the Fund did not commence operations prior to the date of this prospectus, and, therefore, performance is not yet available. The returns shown for all periods are the returns of Class A shares of the Fund (which are not offered in this prospectus), which have been outstanding as long as any share class of the Fund.

The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s Class A share returns for the periods shown with those of a broad measure of market performance as well as the Fund’s former benchmark. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 5.06% (quarter ended September 30, 2009).
  Lowest return for a calendar quarter was -3.46% (quarter ended December 31, 2008).
  Class A year-to-date return was 5.11% at September 30, 2012.

Average Annual Total Returns After Applicable Sales Charges (unless otherwise noted) (for periods ended December 31, 2011)
Average Annual Total Returns Columbia Limited Duration Credit Fund		Share Class Inception Date	1 year	5 years	Life of Fund
Class A		Jun. 19, 2003	(0.68%)	3.72%	3.16%
Class A shares returns after taxes on distributions		Jun. 19, 2003	(1.61%)	2.37%	1.90%
Class A shares returns after taxes on distributions and redemption of fund shares		Jun. 19, 2003	(0.44%)	2.37%	1.94%
Class A shares returns before taxes (without sales charges)		Jun. 19, 2003	2.42%	4.35%	3.53%
Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)	[1]		3.14%	5.39%	4.28%	[2]
Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes)	[1]		3.04%	5.29%	4.13%
[1]	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund's primary benchmark. The Fund's Investment Manager made this recommendation to the Fund's Board of Trustees because the Investment Manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
[2]	Since Inception 6/30/03.